RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS ASC 326 (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans and Leases Receivable, Allowance	$ 119,155	$ 175,679	$ 57,650	$ 56,542	$ 54,021
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	61,505	61,505
Deferred Tax Liabilities, Deferred Expense	16,252		33,030
Deferred tax liability, Credit Loss, Change in Method, Credit Loss Expense (Reversal)	(16,778)
Off-Balance Sheet, Credit Loss, Liability	12,740		585
Off-Balance Sheet, Credit Loss, Liability, Change in Method, Credit Loss Expense (Reversal)	12,155	12,200
Commercial & Industrial
Loans and Leases Receivable, Allowance	28,485	51,454	18,584	18,746	17,598
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	9,901	9,901
Lease financing
Loans and Leases Receivable, Allowance	1,089	995	971	1,130	675
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	118	118
Construction real estate
Loans and Leases Receivable, Allowance	13,960	21,736	2,381	3,413	3,577
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	11,579	11,579
Commercial real estate
Loans and Leases Receivable, Allowance	47,697	76,795	23,579	21,048	20,930
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	24,118	24,118
Residential real estate
Loans and Leases Receivable, Allowance	10,789	8,560	5,299	4,964	4,683
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	5,490	5,490
Home equity
Loans and Leases Receivable, Allowance	13,217	11,869	4,787	5,348	4,935
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	8,430	8,430
Installment
Loans and Leases Receivable, Allowance	1,193	1,215	392	362	307
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	801	801
Credit card
Loans and Leases Receivable, Allowance	2,725	3,055	$ 1,657	$ 1,531	$ 1,316
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	$ 1,068	$ 1,068